Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding - Warrant [Member] - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2021
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		88,221 [1]	329,908 [2]	18,692	11,219
Warrants Exercise Price		$ 295.05	$ 91.84
Warrants Weighted Average Remaining Life		3 years 11 months 1 day	4 years 5 months 12 days
January 20, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding	[3]		7,030
Warrants Exercise Price	[3]		$ 1,800
Warrants Weighted Average Remaining Life	[3]		3 years 21 days
January 20, 2026 [Member] | Warrant [Member]
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding	[4]	7,030
Warrants Exercise Price	[4]	$ 1,800
Warrants Weighted Average Remaining Life	[4]	2 years 3 months 29 days
February 28, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding			20,690
Warrants Exercise Price			$ 460.8
Warrants Weighted Average Remaining Life			4 years 1 month 28 days
February 28, 2027 [Member] | Warrant [Member]
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		20,690
Warrants Exercise Price		$ 460.8
Warrants Weighted Average Remaining Life		3 years 5 months 1 day
December 6, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding			13,781
Warrants Exercise Price			$ 20
Warrants Weighted Average Remaining Life			4 years 11 months 4 days
December 6, 2027 [Member] | Warrant [Member]
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		13,781
Warrants Exercise Price		$ 20
Warrants Weighted Average Remaining Life		4 years 2 months 1 day
December 9, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding			262,501
Warrants Exercise Price			$ 17.6
Warrants Weighted Average Remaining Life			4 years 11 months 8 days
December 9, 2027 [Member] | Warrant [Member]
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		9,876
Warrants Exercise Price		$ 17.6
Warrants Weighted Average Remaining Life		4 years 2 months 1 day
January 18, 2028 [Member]
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding			25,906
Warrants Exercise Price			$ 124.8
Warrants Weighted Average Remaining Life			5 years 18 days
January 18, 2028 [Member] | Warrant [Member]
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		25,906
Warrants Exercise Price		$ 124.8
Warrants Weighted Average Remaining Life		4 years 3 months 29 days
February 2, 2028 [Member] | Warrant [Member]
Share Capital and Reserves (Details) - Schedule of Share Purchase Warrants Outstanding [Line Items]
Warrants Outstanding		10.938
Warrants Exercise Price		$ 14.4
Warrants Weighted Average Remaining Life		4 years 5 months 1 day

[1]	Unit A warrant balance is 7,030 as of September 30, 2023.
[2]	Unit A warrant balance is 7,030 as of December 31, 2022.
[3]	Unit A warrant balance is 7,030 as of December 31, 2022.
[4]	Unit A warrant balance is 7,030 as of September 30, 2023.